Cash and cash equivalents (Details) - Schedule of carrying amounts of the Company’s bank and cash balances - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Bank and Cash balances	$ 3,805,135	$ 10,753,118
RMB
Short-Term Debt [Line Items]
Bank and Cash balances	139,688	642,036
USD
Short-Term Debt [Line Items]
Bank and Cash balances	$ 3,665,447	$ 10,111,082